Income Taxes - Schedule of Tax Credits and Non-Capital Loss Carry Forwards (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Non-Capital Losses	$ 96,495	$ 17,728
SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	13,148	12,683
Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	3,762	$ 3,435
2032
Tax Credit Carryforward [Line Items]
Non-Capital Losses	14
2032 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2032 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	394
2033
Tax Credit Carryforward [Line Items]
Non-Capital Losses	52
2033 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2033 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	197
2034
Tax Credit Carryforward [Line Items]
Non-Capital Losses	245
2034 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2034 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	563
2035
Tax Credit Carryforward [Line Items]
Non-Capital Losses	625
2035 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2035 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	557
2036
Tax Credit Carryforward [Line Items]
Non-Capital Losses	30,023
2036 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2036 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1,050
2037
Tax Credit Carryforward [Line Items]
Non-Capital Losses	65,536
2037 | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
2037 | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1,001
Indefinite
Tax Credit Carryforward [Line Items]
Non-Capital Losses	0
Indefinite | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	13,148
Indefinite | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 0